CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Key Metrics and Ratios

		As at December 31	As at December 31
(In millions of dollars)	Note	2021	2020

Current portion of long-term debt	21	1,551	1,450
Long-term debt	21	17,137	16,751
Deferred transaction costs and discounts	21	185	172
		18,873	18,373
Add (deduct):
Subordinated notes adjustment [1]		(1,000)	—
Net debt derivative assets [2]		(1,260)	(1,086)
Credit risk adjustment related to net debt derivative assets [3]		(18)	(15)
Short-term borrowings	19	2,200	1,221
Current portion of lease liabilities	8	336	278
Lease liabilities	8	1,621	1,557
Cash and cash equivalents		(715)	(2,484)

Adjusted net debt		20,037	17,844

		As at December 31	As at December 31
(In millions of dollars, except ratios)	Note	2021	2020

Adjusted net debt		20,037	17,844
Divided by: trailing 12-month adjusted EBITDA	4	5,887	5,857

Debt leverage ratio		3.4	3.0
[1] For the purposes of calculating adjusted net debt, we believe adjusting 50% of the value of our subordinated notes is appropriate as this methodology factors in certain circumstances with respect to priority for payment and this approach is commonly used to evaluate debt leverage by rating agencies.
[2] Net debt derivative assets consists of the net fair value of our debt derivatives on issued debt accounted for as hedges.
[3] For accounting purposes in accordance with IFRS, we recognize the fair values of our debt derivatives using an estimated credit-adjusted mark-to-market valuation by discounting cash flows to the measurement date. For purposes of calculating adjusted net debt, we believe including debt derivatives valued without adjustment for credit risk is commonly used to evaluate debt leverage and for market valuation and transactional purposes.

Free cash flow
We use free cash flow to understand how much cash we generate that is available to repay debt or reinvest in our business, which is an important indicator of our financial strength and performance.

		Years ended December 31
(In millions of dollars)	Note	2021	2020

Adjusted EBITDA	4	5,887	5,857
Deduct (add):
Capital expenditures [1]	7	2,788	2,312
Interest on borrowings, net of capitalized interest	11	728	761
Cash income taxes [2]		700	418

Free cash flow		1,671	2,366
[1] Includes additions to property, plant and equipment net of proceeds on disposition, but does not include expenditures for spectrum licences or additions to right-of-use assets.
[2] Cash income taxes are net of refunds received.

		Years ended December 31
(In millions of dollars)	Note	2021	2020

Cash provided by operating activities		4,161	4,321
Add (deduct):
Capital expenditures	7	(2,788)	(2,312)
Interest on borrowings, net of capitalized interest	11	(728)	(761)
Interest paid		802	808
Restructuring, acquisition and other	10	324	185
Program rights amortization	9	(68)	(77)
Change in net operating assets and liabilities	29	(37)	333
Other adjustments [1]	12, 23	5	(131)

Free cash flow		1,671	2,366
[1] Other adjustments consists of post-employment benefit contributions, net of expense, cash flows relating to other operating activities, and other expense from our financial statements.

Available liquidity
Available liquidity fluctuates based on business circumstances. We continually manage, and aim to have sufficient, available liquidity at all times to help protect our ability to meet all of our commitments (operationally and for maturing debt obligations), to execute our business plan (including to acquire spectrum licences or consummate acquisitions), to mitigate the risk of economic downturns, and for other unforeseen circumstances. As at December 31, 2021 and 2020, we had sufficient liquidity available to us to meet this objective.
Below is a summary of our total available liquidity from our cash and cash equivalents, bank credit facilities, letters of credit facilities, and short-term borrowings, including our receivables securitization program and our US dollar-denominated commercial paper (US CP) program.

As at December 31, 2021		Total sources	Drawn	Letters of credit	US CP program [1]	Net available
(In millions of dollars)	Note

Cash and cash equivalents		715	—	—	—	715
Bank credit facilities [2]:
Revolving	21	4,000	—	8	894	3,098
Non-revolving	19	507	507	—	—	—
Outstanding letters of credit	21	72	—	72	—	—
Receivables securitization [2]	19	1,200	800	—	—	400

Total		6,494	1,307	80	894	4,213
[1] The US CP program amounts are gross of the discount on issuance.
[2] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements. The US CP program amount represents our currently outstanding US CP borrowings that are backstopped by our revolving credit facility.

As at December 31, 2020		Total sources	Drawn	Letters of credit	US CP program [1]	Net available
(In millions of dollars)	Note

Cash and cash equivalents		2,484	—	—	—	2,484
Bank credit facilities [2]:
Revolving	21	3,200	—	8	573	2,619
Outstanding letters of credit	21	101	—	101	—	—
Receivables securitization [2]	19	1,200	650	—	—	550

Total		6,985	650	109	573	5,653
[1] The US CP program amounts are gross of the discount on issuance.
[2] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements. The US CP program amount represents our currently outstanding US CP borrowings that are backstopped by our revolving credit facility.